Significant Accounting Policies Basis of Presentation - Additional Information (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Jan. 28, 2021	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash, Cash Equivalents, and Short-term Investments			$ 0
Insurance coverage			250,000		$ 250,000	$ 250,000
Offering Costs Total			6,211,902		6,211,902
Transaction costs		$ 230,820	3,622,500		3,622,500	230,820
Other Ownership, Offering Costs			518,402		518,402
Unrecognized tax benefits		0	0		0	0
Penalties and interest accrued		$ 0	0		0	0
Uncertain tax position			$ 0		$ 0	$ 0
Minimum [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent			50.00%		50.00%	50.00%
Underwriting Discount [Member]
Offering Costs Total			$ 2,070,000		$ 2,070,000
Underwriters Compensation [Member]
Offering Costs Total			$ 1,000		$ 1,000
Public Warrants [Member]
Excluded from calculation of net income (loss) per share of common stock				10,350,000	10,350,000
Private Placement Warrants [Member]
Excluded from calculation of net income (loss) per share of common stock				5,738,000	5,738,000
IPO
Stock issued	10,350,000
IPO | Warrant | Derivative Liabilities [Member]
Stock issued	10,350,000				10,350,000
Private Placement | Warrant
Stock issued	5,738,000				5,738,000
Private Placement | Warrant | Derivative Liabilities [Member]
Stock issued	5,738,000				5,768,000
Class A Common Stock [Member]
Common Stock subject to redemption			10,350,000		10,350,000
Weighted average shares outstanding			10,453,500	7,201,300	9,651,587
Class A Common Stock [Member] | IPO
Stock issued	10,350,000
Class A Common Stock [Member] | Private Placement
Stock issued					5,738,000
Class A Common Stock [Member] | Common Stock Subject To Mandatory Redemption [Member]
Shares subject to possible redemption		0	10,350,000		10,350,000	0
Class B Common Stock [Member]
Weighted average shares outstanding		2,156,250	2,587,500	2,453,333	2,554,418